UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4337


                               HERITAGE CASH TRUST
                               -------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036



Date of fiscal year end: August 31

Date of reporting period: May 31

ITEM 1. SCHEDULE OF INVESTMENTS


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               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (A)
---------------------------------------------
ALABAMA
-------
     Alabama Housing Finance Authority, 3.11% (b)
       Multi Family Housing Revenue Bond
       Hunter Ridge Apartments Project, Series 03H, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                            $10,550,000     $10,550,000       1.0%
     Stevenson Industrial Development Board, 3.00% (b)
       Industrial Development Revenue Bond
       Mead Corporation Project, Series 97, AMT, 06/07/05
       LOC: J.P. Morgan Chase Bank                                           6,400,000       6,400,000       0.6%
     Stevenson Industrial Development Board, 3.00% (b)
       Industrial Development Revenue Bond
       Mead Corporation Project, Series 98B, AMT, 06/07/05
       LOC: J.P. Morgan Chase Bank                                           6,700,000       6,700,000       0.7%
                                                                                         --------------  ---------
                                                                                            23,650,000       2.3%
ARIZONA
-------
     Maricopa County Industrial Development Authority, 3.00% (b)
       Multi Family Housing Revenue Bond
       San Remo Apartments Project, Series 00A, AMT, 06/07/05
       LOC: Federal National Mortgage Association                            3,400,000       3,400,000       0.3%
     Maricopa County Industrial Development Authority, 3.02% (b)
       Multi Family Housing Revenue Bond
       San Fernando Apartments Project, Series 04, AMT, 06/07/05
       LOC: Federal National Mortgage Association                            6,750,000       6,750,000       0.7%
     Pinal County Industrial Development Authority, 3.21% (b)
       Pollution Control Revenue Bond
       Milky Way Dairy Project, Series 02, AMT, 06/07/05
       LOC: Wells Fargo Bank                                                 6,750,000       6,750,000       0.7%
                                                                                         --------------  ---------
                                                                                            16,900,000       1.7%
ARKANSAS
--------
     Arkansas Development Finance Authority, 3.02% (b)
       Industrial Development Revenue Bond
       Teris Project, Series 02, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                              6,000,000       6,000,000       0.6%
                                                                                         --------------  ---------
COLORADO
--------
     Colorado Housing and Finance Authority, 3.00% (b)
       Pollution Control Revenue Bond
       Waste Management Inc. Project, Series 02, AMT, 06/07/05
       LOC: J.P. Morgan Chase Bank                                          14,160,000      14,160,000       1.4%
     Colorado Housing and Finance Authority, 3.00% (b)
       Pollution Control Revenue Bond
       Waste Management Inc. Project, Series 03, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                              8,300,000       8,300,000       0.8%
     Traer Creek Metropolitan District, 3.00% (b)
       Eagle County Project, Series 02, 06/07/05
       LOC: BNP Paribas                                                      2,300,000       2,300,000       0.2%
                                                                                         --------------  ---------
                                                                                            24,760,000       2.4%
DISTRICT OF COLUMBIA
--------------------
     Metropolitan Washington Airports Authority, 3.00% (b)
       Airport Facilities Revenue Bond
       Series 02C, 06/07/05
       BPA: Dexia                                                            8,460,000       8,460,000       0.8%
                                                                                         --------------  ---------
FLORIDA
-------
     Orlando & Orange County Expressway Authority, 2.93% (b)
       Transportation Revenue Bond
       Series 03D, 06/07/05
       BPA: Dexia                                                           17,700,000      17,700,000       1.7%
                                                                                         --------------  ---------
GEORGIA
-------
     Clayton County Development Authority, 3.00% (b)
       Industrial Development Revenue Bond
       C. W.  Matthews Contracting Project, Series 00, AMT, 06/07/05
       LOC: Bank of America                                                  2,100,000       2,100,000       0.2%

                                                        Page 1 of 12

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
     De Kalb County Housing Authority, 3.02% (b)
       Multi Family Housing Revenue Bond
       Mountain Crest Apartments Project, Series 02A-1, AMT, 06/07/05
       LOC: SunTrust Bank                                                    3,900,000       3,900,000       0.4%
     East Point Housing Authority, 3.11% (b)
       Multi Family Housing Revenue Bond
       Eagles Creste Apartments Project, Series 03, AMT, 06/07/05
       LOC: Bank of America                                                 12,525,000      12,525,000       1.2%
     Fulton County Development Authority, 3.11% (b)
       Multi Family Housing Revenue Bond
       Hidden Creste Apartments Project, Series 04, AMT, 06/07/05
       LOC: J.P. Morgan Chase Bank                                          16,000,000      16,000,000       1.6%
     Gainesville & Hall County Development Authority, 3.07% (b)
       Industrial Development Revenue Bond
       IMS Gear Project, Series 00, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                              3,000,000       3,000,000       0.3%
     Rockmart Development Authority, 3.07% (b)
       Industrial Development Revenue Bond
       C. W.  Matthews Contracting Project, Series 00, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                              1,700,000       1,700,000       0.2%
     Roswell Housing Authority, 3.03% (b)
       Multi Family Housing Revenue Bond
       Park Ridge Apartments Project, Series 03, 06/07/05
       LOC: Federal National Mortgage Association                            8,100,000       8,100,000       0.8%
     Waleska Downtown Development Authority, 2.99% (b)
       Higher Education Bond
       Reinhardt College Project, Series 03, 06/07/05
       LOC: Regions Bank                                                     6,650,000       6,650,000       0.6%
                                                                                         --------------  ---------
                                                                                            53,975,000       5.3%
ILLINOIS
--------
     Chicago Industrial Development Authority, 3.04% (b)
       Industrial Development Revenue Bond
       Andres Imaging & Graphics Project, Series 00, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     3,135,000       3,135,000       0.3%
     Chicago Industrial Development Authority, 3.04% (b)
       Industrial Development Revenue Bond
       Evans Food Products Project, Series 98, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     4,890,000       4,890,000       0.5%
     Chicago, 3.08% (b)
       Multi Family Housing Revenue Bond
       North Larabee Project, Series 01A, AMT, 06/07/05
       LOC: Harris Bankcorp                                                  3,000,000       3,000,000       0.3%
     Hennepin, 3.03% (b)
       Pollution Control Revenue Bond
       Hennepin-Hopper Lakes Project, Series 01, 06/07/05
       LOC: Harris Bankcorp                                                  2,900,000       2,900,000       0.3%
     Illinois Development Finance Authority, 3.00% (b)
       Industrial Development Revenue Bond
       MPP Zinc Plating Plant Project, AMT, 06/07/05
       LOC: Bank of America                                                  2,000,000       2,000,000       0.2%
     Illinois Development Finance Authority, 3.04% (b)
       Industrial Development Revenue Bond
       Elite Manufacturing Technology Inc. Project, Series 99, AMT,
         06/07/05
       LOC: LaSalle National Trust, N.A.                                     3,455,000       3,455,000       0.3%
     Illinois Development Finance Authority, 3.04% (b)
       Industrial Development Revenue Bond
       Emtech Machining & Grinding Project, Series 96, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     1,150,000       1,150,000       0.1%
     Illinois Development Finance Authority, 3.04% (b)

                                                        Page 2 of 12

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               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
       Industrial Development Revenue Bond
       F. C.  Limited  Partnership Project, AMT, 06/01/05
       LOC: LaSalle National Trust, N.A.                                     1,270,000       1,270,000       0.1%
     Illinois Development Finance Authority, 3.04% (b)
       Industrial Development Revenue Bond
       Olive Can Company Project, Series 94, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     2,900,000       2,900,000       0.3%
     Illinois Development Finance Authority, 3.04% (b)
       Industrial Development Revenue Bond
       Porter Athletic Equipment Project, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     2,475,000       2,475,000       0.2%
     Illinois Development Finance Authority, 3.04% (b)
       Industrial Development Revenue Bond
       Touhy Limited  Partnership Project, Series 96, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     3,025,000       3,025,000       0.3%
     Illinois Development Finance Authority, 3.05% (b)
       Industrial Development Revenue Bond
       Azteca Foods Inc. Project, Series 95, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                       600,000         600,000       0.1%
     Illinois Development Finance Authority, 3.08% (b)
       Industrial Development Revenue Bond
       Northwest Pallet Supply Project, Series 01, AMT, 06/07/05
       LOC: Harris Bankcorp                                                  3,460,000       3,460,000       0.3%
     Illinois Development Finance Authority, 3.00% (b)
       Pollution Control Revenue Bond
       Waste Management Inc. Project, Series 02, AMT, 06/07/05
       LOC: J.P. Morgan Chase Bank                                          10,000,000      10,000,000       1.0%
     Illinois Housing Development Authority, 3.03% (b)
       Multi Family Housing Revenue Bond
       Hyde Park Tower Project, Series 00A, AMT, 06/07/05
       LOC: Federal National Mortgage Association                            6,715,000       6,715,000       0.7%
     Illinois Housing Development Authority, 3.04% (b)
       Multi Family Housing Revenue Bond
       Sterling Towers Project, Series 01, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     4,000,000       4,000,000       0.4%
     Illinois Student Assistance Commission, 3.03% (b)
       Student Loan Revenue Bond
       Illinois Student Assistance Project, Series 97A, AMT, 06/07/05
       LOC: J.P. Morgan Chase Bank                                           4,000,000       4,000,000       0.4%
     Lake County, 3.02% (b)
       Multi Family Housing Revenue Bond
       Rosewood Apartments Project, Series 04, AMT, 06/07/05
       LOC: Federal Home Loan Mortgage Corporation                           4,400,000       4,400,000       0.4%
     Lake County, 3.02% (b)
       Pollution Control Revenue Bond
       Countryside Landfill Project, Series 96B, AMT, 06/07/05
       LOC: J.P. Morgan Chase Bank                                           4,320,000       4,320,000       0.4%
     Rock Island County Metropolitan Airport Authority, 3.00% (b)
       Airport Facilities Revenue Bond
       Quad City International Airport Project, Series 98, AMT,
       06/07/05
       LOC: U.S. Bank N.A.                                                   2,185,000       2,185,000       0.2%
     Wheeling Industrial Project, 3.08% (b)
       Industrial Development Revenue Bond
       V- S  Industries Inc. Project, Series 00, AMT, 06/07/05
       LOC: Harris Bankcorp                                                  2,575,000       2,575,000       0.2%
     Will County, 3.04% (b)
       Industrial Development Revenue Bond

                                                        Page 3 of 12

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------

       BP Amoco Project, Series 00, AMT, 06/01/05                            5,500,000       5,500,000       0.5%
                                                                                         --------------  ---------
                                                                                            77,955,000       7.5%
INDIANA
-------
     Crawfordsville, 3.07% (b)
       Multi Family Housing Revenue Bond
       Pedcor Investments Shady Project, Series 93, AMT, 06/07/05
       LOC: Federal Home Loan Bank                                           3,100,000       3,100,000       0.3%
     Elkhart County, 3.05% (b)
       Multi Family Housing Revenue Bond
       Johnson Street Apartments Project, Series 98A, AMT, 06/07/05
       LOC: Federal Home Loan Bank                                           2,610,000       2,610,000       0.2%
     Gibson County, 3.02% (b)
       Pollution Control Revenue Bond
       Toyota Motor Manufacturing Project, Series 97, AMT, 06/07/05          2,500,000       2,500,000       0.2%
     Gibson County, 3.02% (b)
       Pollution Control Revenue Bond
       Toyota Motor Manufacturing Project, Series 99A, AMT, 06/07/05         3,000,000       3,000,000       0.3%
     Gibson County, 3.02% (b)
       Pollution Control Revenue Bond
       Toyota Motor Manufacturing Project, Series 00A, AMT, 06/07/05         1,000,000       1,000,000       0.1%
     Gibson County, 3.02% (b)
       Pollution Control Revenue Bond
       Toyota Motor Manufacturing Project, Series 01, AMT, 06/07/05          4,000,000       4,000,000       0.4%
     Gibson County, 3.02% (b)
       Pollution Control Revenue Bond
       Toyota Motor Manufacturing Project, Series 01B, AMT, 06/07/05         3,000,000       3,000,000       0.3%
     La Porte County, 3.08% (b)
       Multi Family Housing Revenue Bond
       Pedcor Investments -  Woodland Project, Series 94, AMT, 06/07/05
       LOC: Federal Home Loan Bank                                           1,162,000       1,162,000       0.1%
     Valparaiso Economic Development Authority, 3.00% (b)
       Industrial Development Revenue Bond
       Block Heavy & Highway Products Project, Series 99, AMT, 06/07/05
       LOC: U.S. Bank N.A.                                                   2,855,000       2,855,000       0.3%
     Whiting Environmental Facilities, 3.04% (b)
       Industrial Development Revenue Bond
       BP Amoco, Series 02C, AMT, 06/01/05                                  11,755,000      11,755,000       1.1%
                                                                                         --------------  ---------
                                                                                            34,982,000       3.3%
IOWA
----
     Iowa Higher Education Loan Authority, 2.96% (b)
       Student Loan Revenue Bond
       Luther College Project, Series 02, 06/07/05
       LOC: U.S. Bank N.A.                                                   7,500,000       7,500,000       0.7%
     Orange City, 3.07% (b)
       Industrial Development Revenue Bond
       Vogel Enterprises Limited Project, AMT, 06/07/05
       LOC: U.S. Bank N.A.                                                   3,400,000       3,400,000       0.3%
                                                                                         --------------  ---------
                                                                                            10,900,000       1.0%
KANSAS
------
     Dodge City, 3.21% (b)
       Industrial Development Revenue Bond
       Farmland National Beef Packing Company Project, Series 00,
         AMT, 06/07/05
       LOC: Rabobank Nederland                                               6,000,000       6,000,000       0.6%
     Kansas Development Finance Authority, 3.02% (b)
       Multi Family Housing Revenue Bond
       Summit Woods Apartments Project, Series 02G-1, AMT, 06/07/05
       LOC: Federal National Mortgage Association                           10,830,000      10,830,000       1.0%
     Liberal, 3.21% (b)
       Industrial Development Revenue Bond

                                                        Page 4 of 12

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
       Farmland National Beef Packing Company Project, Series 00, AMT,
         06/07/05
       LOC: Rabobank Nederland                                               5,850,000       5,850,000       0.6%
     Shawnee Industrial Development Authority, 3.04% (b)
       Industrial Development Revenue Bond
       Thrall Enterprises Project, Series 94, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     3,000,000       3,000,000       0.3%
                                                                                         --------------  ---------
                                                                                            25,680,000       2.5%
KENTUCKY
--------
     Louisville and Jefferson County Regional Airport Authority,
       3.02% (b)
       Special Facilities Revenue Bond
       United Parcel Service Worldwide Project, Series 99A, AMT,
         06/01/05                                                            5,000,000       5,000,000       0.5%
                                                                                         --------------  ---------
LOUISIANA
---------
     Caddo-Bossier Parishes Port Commission, 3.11% (b)
       Oakley Louisiana Inc. Project, Series 98, AMT, 06/07/05
       LOC: Regions Bank                                                     3,555,000       3,555,000       0.3%
     Calcasieu Parish, 3.05% (b)
       Industrial Development Revenue Bond
       Hydroserve Westlake Project, Series 98, AMT, 06/07/05
       LOC: J.P. Morgan Chase Bank                                           1,500,000       1,500,000       0.1%
     Deridder, 3.11% (b)
       Industrial Development Revenue Bond
       Pax Inc. Project, Series 97, AMT, 06/07/05
       LOC: J.P. Morgan Chase Bank                                           2,320,000       2,320,000       0.2%
     Plaquemines Parish, 3.04% (b)
       Industrial Development Revenue Bond
       BP Exploration & Oil Inc. Project, Series 95, AMT, 06/01/05           7,000,000       7,000,000       0.7%
                                                                                         --------------  ---------
                                                                                            14,375,000       1.3%
MAINE
-----
     Maine Finance Authority, 3.02% (b)
       Industrial Development Revenue Bond
       Jackson Laboratory Project, Series 02, 06/07/05
       LOC: Bank of America                                                  5,790,000       5,790,000       0.6%
                                                                                         --------------  ---------
MASSACHUSETTS
-------------
     Massachusetts Industrial Finance Agency, 3.01% (b)
       Heritage At Hingham Project, Series 97, AMT, 06/07/05
       LOC: Federal National Mortgage Association                            4,760,000       4,760,000       0.5%
                                                                                         --------------  ---------
MICHIGAN
--------
     Michigan Health Facilities Revenue Authority, 3.06% (b)
       Hospital Revenue Bond
       West Shore Medical Center Project, Series 01, 06/07/05
       LOC: National City Bank, Cleveland                                   10,935,000      10,935,000       1.1%
                                                                                         --------------  ---------
MINNESOTA
---------
     Dakota County Community Development Agency, 3.06% (b)
       Multi Family Housing Revenue Bond
       View Point Apartments Project, Series 04, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     5,000,000       5,000,000       0.5%
     Dakota County Community Develovpment Agency, 3.07% (b)
       Multi Family Housing Revenue Bond
       Regatta Commons Project, Series 03A, AMT, 06/01/05
       LOC: LaSalle National Trust, N.A.                                     2,655,000       2,655,000       0.3%
     Plymouth Housing Authority, 3.02% (b)
       Multi Family Housing Revenue Bond
       At the Lake Apartments Project, Series 04, AMT, 06/07/05
       LOC: Federal Home Loan Mortgage Corporation                           3,800,000       3,800,000       0.4%
     St. Anthony, 3.06% (b)
       Multi Family Housing Revenue Bond
       St. Anthony Leased Housing Project, Series 04, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     6,000,000       6,000,000       0.6%
     St. Paul and Ramsey County Housing and Redevelopment Authority,
       3.06% (b)
       Multi Family Housing Revenue Bond

                                                        Page 5 of 12

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
       St. Paul Leased Housing Association I Project, Series 02A, AMT,
         06/07/05
       LOC: LaSalle National Trust, N.A.                                     5,000,000       5,000,000       0.5%
     St. Paul Housing & Redevelopment Authority, 3.10% (b)
       Multi Family Housing Revenue Bond
       Bridgecreek Senior Place Project, Series 04A, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     3,000,000       3,000,000       0.3%
     St. Paul Port Authority, 3.03% (b)
       Transportation Revenue Bond
       District Energy Project, Series 03-2F, AMT, 06/07/05
       LOC: Dexia                                                            4,000,000       4,000,000       0.4%
                                                                                         --------------  ---------
                                                                                            29,455,000       3.0%
MISSISSIPPI
-----------
     Mississippi Business Finance Corporation, 3.11% (b)
       Industrial Development Revenue Bond
       EPCO Carbon Dioxide Products Inc. Project, Series 02, AMT,
         06/07/05
       LOC: Regions Bank                                                     3,000,000       3,000,000       0.3%
     Mississippi Home Corporation, 3.11% (b)
       Multi Family Housing Revenue Bond
       Highland Park Apartments Project, Series 01-4, AMT, 06/07/05
       LOC: ABN-AMRO Bank N.V.                                               7,500,000       7,500,000       0.7%
     Mississippi Home Corporation, 3.11% (b)
       Multi Family Housing Revenue Bond
       Summer Park Apartments Project, Series 99D-1, AMT, 06/07/05
       LOC: ABN-AMRO Bank N.V.                                               9,800,000       9,800,000       0.9%
                                                                                         --------------  ---------
                                                                                            20,300,000       1.9%
MISSOURI
--------
     Missouri Higher Education Loan Authority, 3.00% (b)
       Student Loan Revenue Bond
       Series 90A, AMT, 06/07/05
       LOC: Bank of America                                                 20,000,000      20,000,000       1.9%
                                                                                         --------------  ---------
NEBRASKA
--------
     Lancaster County Hospital Authority, 3.00% (b)
       Hospital Revenue Bond
       Immanuel Health Systems Project, Series 00A, 06/01/05
       LOC: LaSalle National Trust, N.A.                                     2,000,000       2,000,000       0.2%
                                                                                         --------------  ---------
NEVADA
------
     Clark County Industrial Development Authority, 3.03% (b)
       Southwest Gas Corporation Project, Series 03B, AMT, 06/07/05
       LOC: Bank of America                                                 12,500,000      12,500,000       1.2%
     Director of the State of Nevada, 3.03% (b)
       Pollution Control Revenue Bond
       Barrick Goldstrike Mines Project, AMT, 06/07/05
       LOC: Royal Bank of Canada                                             6,000,000       6,000,000       0.6%
     Henderson, 3.18% (b)
       Multi Family Housing Revenue Bond
       Pueble Verde Apartment Project, Series 95A, 06/07/05
       LOC: Credit Suisse First Boston                                       4,600,000       4,600,000       0.4%
     Nevada Housing Division, 3.00% (b)
       Multi Unit Housing Revenue Bond
       Parkway Plaza Apartments Project, Series 02A, AMT, 06/07/05
       LOC: Federal National Mortgage Association                            3,755,000       3,755,000       0.4%
     Nevada Housing Finance Agency, 3.00% (b)
       Multi Family Housing Revenue Bond
       Fremont Meadows Apartments Project, Series 97, AMT, 06/07/05
       LOC: Federal Home Loan Bank                                           1,790,000       1,790,000       0.2%
     Nevada Housing Finance Agency, 3.00% (b)
       Multi Family Housing Revenue Bond
       Horizon Pines Apartments Project, Series 00A, AMT, 06/07/05
       LOC: Federal National Mortgage Association                            2,000,000       2,000,000       0.2%
                                                                                         --------------  ---------
                                                                                            30,645,000       3.0%
NEW HAMPSHIRE
-------------
     New Hampshire Health & Education Facilities Authority, 3.02% (b)

                                                       Page 6 of 12

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
       Hospital Revenue Bond
       Easter Seals, Series 04 H-A, 06/07/05
       LOC: Royal Bank of Scotland                                           5,000,000       5,000,000       0.5%
                                                                                         --------------  ---------
NEW JERSEY
----------
     New Jersey Health Care Facilities Financing Authority, 2.88% (b)
       Hospital Revenue Bond
       Meridian Health System, Series 03A, 06/07/05
       LOC: J.P. Morgan Chase Bank                                           3,100,000       3,100,000       0.3%
                                                                                         --------------  ---------
NEW YORK
--------
     City of New York, GO, 2.90% (b)
       Sub Series 03 C-4, 06/07/05
       LOC: BNP Paribas                                                     25,150,000      25,150,000       2.4%
     City of New York, GO, 2.94% (b)
       Series 04-H5, 06/07/05
       LOC: Dexia                                                           11,000,000      11,000,000       1.1%
     City of New York, GO, 2.95% (b)
       Sub Series 96-J3, 06/07/05
       LOC: J.P. Morgan Chase Bank                                           3,000,000       3,000,000       0.3%
     City of New York, GO, 2.96% (b)
       Series 95F-6, 06/07/05
       LOC: J.P. Morgan Chase Bank                                           9,000,000       9,000,000       0.9%
     Metropolitan Transportation Authority, 2.93% (b)
       Series 02 D-1, 06/07/05
       BPA: Westdeutsche Landesbank                                         12,050,000      12,050,000       1.2%
                                                                                         --------------  ---------
                                                                                            60,200,000       5.9%
NORTH DAKOTA
------------
     Richland County, 3.16% (b)
       Pollution Control Revenue Bond
       Minn-Dak Farmers Coop Project, Series 02, AMT, 06/07/05
       LOC: Wells Fargo Bank                                                11,000,000      11,000,000       1.1%
                                                                                         --------------  ---------
OHIO
----
     Akron Bath Copley Hospital Authority, 2.98% (b)
       Healthcare Facilities Revenue Bond
       Summer on Ridgewood Project, Series 02, 06/07/05
       LOC: KBC Bank                                                         8,570,000       8,570,000       0.8%
     Ohio Higher Education Facility, 3.01% (b)
       Higher Education Bond
       Ashland University 2004 Project, Series 03B, 06/07/05
       LOC: Key Bank                                                         4,500,000       4,500,000       0.4%
     Ohio Water Development Authority, 3.00% (b)
       Pollution Control Revenue Bond
       Cleveland Electric Project, Series 99, AMT, 06/07/05
       LOC: Barclays Bank                                                    5,200,000       5,200,000       0.5%
     Ohio Water Development Authority, 3.00% (b)
       Pollution Control Revenue Bond
       Toledo Edison Project, Series 99, AMT, 06/07/05
       LOC: Barclays Bank                                                    3,750,000       3,750,000       0.4%
                                                                                         --------------  ---------
                                                                                            22,020,000       2.1%
OKLAHOMA
--------
     Oklahoma Development Finance Authority, 3.02% (b)
       Industrial Development Revenue Bond
       Shawnee Funding Project, Series 96, AMT, 06/07/05
       LOC: Bank of Nova Scotia                                              1,600,000       1,600,000       0.2%
                                                                                         --------------  ---------
PENNSYLVANIA
------------
     Berks County Industrial Development Authority, 3.06% (b)
       Industrial Development Revenue Bond
       One Douglassville Properties Project, Series 04, AMT, 06/07/05
       LOC: Federal Home Loan Bank                                           3,600,000       3,600,000       0.3%
     Montgomery County Industrial Development Authority, 3.00% (b)
       Pollution Control Revenue Bond
       Peco Energy Company, Series B, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                              4,000,000       4,000,000       0.4%

                                                        Page 7 of 12

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
     Pennsylvania Economic Development Financing Authority, 3.01% (b)
       Industrial Development Revenue Bond
       Westrum Hanover Project, Series 04, AMT, 06/07/05
       LOC: Federal Home Loan Bank                                           4,200,000       4,200,000       0.4%
                                                                                         --------------  ---------
                                                                                            11,800,000       1.1%
SOUTH CAROLINA
--------------
     Berkeley County, 3.04% (b)
       Industrial Development Revenue Bond
       Amoco Chemical Company Project, Series 97, AMT, 06/01/05              8,450,000       8,450,000       0.8%
     Florence County, 3.04% (b)
       Pollution Control Revenue Bond
       Roche Carolina Inc. Project, Series 98, AMT, 06/01/05
       LOC: Deutsche Bank A.G.                                               3,600,000       3,600,000       0.3%
     South Carolina Economic Development Authority, 3.02% (b)
       Industrial Development Revenue Bond
       Brown Packing Company Project, Series 01, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                              4,100,000       4,100,000       0.4%
     South Carolina Economic Development Authority, 3.04% (b)
       Industrial Development Revenue Bond
       Titan Wheel International Inc. Project, Series 95, AMT, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     8,000,000       8,000,000       0.8%
                                                                                         --------------  ---------
                                                                                            24,150,000       2.3%
SOUTH DAKOTA
------------
     South Dakota Housing Development Authority, 3.00% (b)
       Homeownership Mortgage, Series 03F, AMT, 06/07/05
       BPA: Landesbank Hessen-Thueringen                                     5,000,000       5,000,000       0.5%
     South Dakota Housing Development Authority, 3.01% (b)
       Multi Family Housing Revenue Bond
       LaCrosse Investors Project, Series 01, 06/07/05
       LOC: Federal National Mortgage Association                            6,495,000       6,495,000       0.6%
                                                                                         --------------  ---------
                                                                                            11,495,000       1.1%
TENNESSEE
---------
     Lewisburg Industrial Development Board, 3.06% (b)
       Waste Management Inc. Project, Series 03, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                              7,000,000       7,000,000       0.7%
     Montgomery County Public Building Authority, 2.96% (b)
       Loan Pool Project, Series 95, 06/07/05
       LOC: Bank of America                                                 15,700,000      15,700,000       1.5%
     Nashville & Davidson County Health & Education Facitly Board,
       3.10% (b)
       Multi Family Housing Revenue Bond
       Old Hickory Towers Project, Series 95A, AMT, 06/07/05
       LOC: Federal Home Loan Bank                                           1,896,000       1,896,000       0.2%
     Volunteer Student Funding, 3.00% (b)
       Student Loan Revenue Bond
       Student Funding Corporation Project, Series 88A-1, AMT, 06/07/05
       LOC: State Street Bank & Trust Co.                                    8,200,000       8,200,000       0.8%
                                                                                         --------------  ---------
                                                                                            32,796,000       3.2%
TEXAS
-----
     Brazos River Authority, 3.01% (b)
       Pollution Control Revenue Bond
       TXU Energy Company LLC Project, Series D-1, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                              3,560,000       3,560,000       0.3%
     Brazos River Authority, 3.01% (b)
       Pollution Control Revenue Bond
       TXU Energy Company LLC Project, Series D-2, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                              4,890,000       4,890,000       0.5%
     Capital Area Housing Finance Corporation, 3.02% (b)
       Multi Family Housing Revenue Bond
       Marble Falls Vistas Apartments Project, Series 04, AMT, 06/07/05
       LOC: Federal National Mortgage Association                            3,000,000       3,000,000       0.3%
     Gulf Coast Waste Disposal Authority, 2.94% (b)
       Pollution Control Revenue Bond

                                                        Page 8 of 12

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
       Exxon Mobil Corporation Project, Series 02, AMT, 06/01/05            16,900,000      16,900,000       1.6%
     Gulf Coast Waste Disposal Authority, 3.02% (b)
       Pollution Control Revenue Bond
       Amoco Oil Company Project, Series 93, AMT, 06/01/05                   1,000,000       1,000,000       0.1%
     Harris County Housing Finance Corporation, 3.02% (b)
       Multi Family Housing Revenue Bond
       Primrose at Aldine-Bender Apartments Project, Series 04, AMT,
         06/07/05
       LOC: Federal National Mortgage Association                            6,170,000       6,170,000       0.6%
     Harris County Housing Finance Corporation, 3.02% (b)
       Multi Family Housing Revenue Bond
       Torrey Chase Apartments Project, Series 98, AMT, 06/07/05
       LOC: Federal National Mortgage Association                           10,920,000      10,920,000       1.1%
     Harris County Industrial Development Corporation, 2.94% (b)
       Pollution Control Revenue Bond
       Exxon Mobil Corporation Project, Series 97, AMT, 06/01/05             1,000,000       1,000,000       0.1%
     Houston Health Facilities Development Corporation, 2.98% (b)
       Hospital Revenue Bond
       Buckingham Senior Living Project, Series C, 06/07/05
       LOC: LaSalle National Trust, N.A.                                     6,000,000       6,000,000       0.6%
     Lower Neches Valley Authority, 2.94% (b)
       Industrial Development Revenue Bond
       Exxon Mobil Corporation Project, Series 01B, AMT, 06/01/05            5,800,000       5,800,000       0.6%
     Mansfield Industrial Development Corporation, 3.01% (b)
       Industrial Development Revenue Bond
       Pier I Imports Project, AMT, 06/07/05
       LOC: J.P. Morgan Chase Bank                                           4,000,000       4,000,000       0.4%
     North Texas Higher Education Authority, 3.00% (b)
       Student Loan Revenue Bond
       Series 98, AMT, 06/07/05
       LOC: Bank of America and Dexia                                        5,815,000       5,815,000       0.6%
     Tarrant County Housing Finance Corporation, 3.11% (b)
       Multi Family Housing Revenue Bond
       Park at Sycamore Scholl Apartments Project, Series 03, AMT,
         06/07/05
       LOC: Wachovia Bank, N.A.                                             12,800,000      12,800,000       1.2%
     Texas, 3.00%
       Tax & Revenue Anticipation Notes
       Series 04-05, 08/31/05                                                5,000,000       5,017,165       0.5%
                                                                                         --------------  ---------
                                                                                            86,872,165       8.5%
VIRGINIA
--------
     Harrisonburg Redevelopment & Housing Authority, 3.02% (b)
       Multi Family Housing Revenue Bond
       Huntington Village Apartments Project, Series 01, AMT, 06/07/05
       LOC: Federal National Mortgage Association                            5,000,000       5,000,000       0.5%
     Norfolk Industrial Development Authority, 3.07% (b)
       Industrial Development Revenue Bond
       Norfolk Ship Repair Project, Series 00, AMT, 06/07/05
       LOC: Wachovia Bank, N.A.                                              1,800,000       1,800,000       0.2%
     Richmond Redevelopment & Housing Authority, 3.03% (b)
       Multi Family Housing Revenue Bond
       Tobacco Row Project, Series 89B-3, AMT, 06/07/05
       GIC: Bayerische Landesbank                                            2,000,000       2,000,000       0.2%
     Richmond Redevelopment & Housing Authority, 3.03% (b)
       Multi Family Housing Revenue Bond
       Tobacco Row Project, Series 89B-5, AMT, 06/07/05
       GIC: Bayerische Landesbank                                            4,750,000       4,750,000       0.5%
     Richmond Redevelopment & Housing Authority, 3.03% (b)
       Multi Family Housing Revenue Bond
       Tobacco Row Project, Series 89B-7, AMT, 06/07/05
       GIC: Bayerische Landesbank                                           10,660,000      10,660,000       1.0%
     Virginia Beach Development Authority, 3.07% (b)
       Industrial Development Revenue Bond
       Architectural Graphics Project, Series 00, AMT, 06/07/05

                                                        Page 9 of 12

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
       LOC: Wachovia Bank, N.A.                                              3,700,000       3,700,000       0.4%
                                                                                         --------------  ---------
                                                                                            27,910,000       2.8%
WASHINGTON
----------
     Port of Seattle, 3.11% (b)
       Habor Island Terminal 18 Project, Series 97, AMT, 06/07/05
       LOC: Bank of New York                                                 5,000,000       5,000,000       0.5%
     Port of Vancouver, 3.03% (b)
       Industrial Development Revenue Bond
       United Grain Corporation Project, Series 92, AMT, 06/07/05
       LOC: Bank of America                                                  6,000,000       6,000,000       0.6%
     Washington Economic Development Finance Authority, 3.07% (b)
       Industrial Development Revenue Bond
       Pacific Coast Shredding Project, Series 99D, AMT, 06/07/05
       LOC: U.S. Bank N.A.                                                   4,010,000       4,010,000       0.4%
     Washington Housing Finance Commission, 3.02% (b)
       Multi Family Housing Revenue Bond
       Silver Creek Apartments Project, Series 04B, AMT, 06/07/05
       LOC: Federal National Mortgage Association                            4,050,000       4,050,000       0.4%
     Washington Housing Finance Commission, 3.02% (b)
       Multi Family Housing Revenue Bond
       Whisperwood Apartments Project, Series 02A, AMT, 06/07/05
       LOC: Federal National Mortgage Association                            6,240,000       6,240,000       0.6%
     Washington Housing Finance Commission, 3.05% (b)
       Multi Family Housing Revenue Bond
       Hamilton Place Project, AMT, 06/07/05
       LOC: U.S. Bank N.A.                                                   3,750,000       3,750,000       0.4%
     Washington Housing Finance Commission, 3.05% (b)
       Multi Family Housing Revenue Bond
       Olympic Place Apartment Project, Series 03A, AMT, 06/07/05
       LOC: U.S. Bank N.A.                                                   3,700,000       3,700,000       0.4%
     Washington Housing Finance Commission, 3.07% (b)
       Multi Family Housing Revenue Bond
       Country Club Villas Project, AMT, 06/01/05
       LOC: U.S. Bank N.A.                                                   1,620,000       1,620,000       0.2%
     Washington Housing Finance Commission, 3.07% (b)
       Multi Family Housing Revenue Bond
       Heatherwood Apartment Project, Series 02A, AMT, 06/01/05
       LOC: U.S. Bank N.A.                                                   4,805,000       4,805,000       0.5%
     Washington Housing Finance Commission, 3.07% (b)
       Multi Family Housing Revenue Bond
       LTC Properties Inc. Project, AMT, 06/07/05
       LOC: U.S. Bank N.A.                                                   3,120,000       3,120,000       0.3%
     Washington Housing Finance Commission, 3.07% (b)
       Multi Family Housing Revenue Bond
       Sherwood Springs Apartments Project, Series 97, AMT, 06/07/05
       LOC: U.S. Bank N.A.                                                   4,220,000       4,220,000       0.4%
                                                                                         --------------  ---------
                                                                                            46,515,000       4.7%
WISCONSIN
---------
     Wisconsin Housing & Economic Development Authority, 2.98% (b)
       Home Ownership Revenue Bond
       Series 03A, AMT, 06/07/05
       BPA: Federal Home Loan Bank                                           9,920,000       9,920,000       1.0%
     Wisconsin Housing & Economic Development Authority, 3.00% (b)
       Home Ownership Revenue Bond
       Series 03B, AMT, 06/07/05
       BPA: State Street Bank & Trust Co.                                    4,745,000       4,745,000       0.5%
                                                                                         --------------  ---------
                                                                                            14,665,000       1.5%
WYOMING
-------
     Lincoln County, 2.94% (b)
       Industrial Development Revenue Bond
       Exxon Capital Ventures Project, Series 87A, AMT, 06/01/05             3,000,000       3,000,000       0.3%
                                                                                         --------------  ---------
Total Notes, Bonds & Variable Rate Demand Notes (cost $806,345,165)                        806,345,165      78.7%

                                                        Page 10 of 12

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
COMMERCIAL PAPER
----------------
FLORIDA
-------
     Greater Orlando Aviation Authority, 2.73%
       Airport Facilities Revenue Bond
       Series B, AMT, 06/14/05
       LOC: Westdeutsche Landesbank, Bayerische Landesbank and
         State Street Bank & Trust Co.                                      $9,350,000      $9,350,000       0.9%
     Hillsborough Aviation Authority, 2.79%
       PFC Project, Series B, AMT, 06/09/05
       LOC: Landesbank Baden Wurttenburg                                    12,300,000      12,300,000       1.2%
     Indian River, 2.55%
       Hospital Distribution Project, Series 90, 08/01/05
       LOC: Wachovia Bank, N.A.                                             13,800,000      13,800,000       1.3%
                                                                                         --------------  ---------
                                                                                            35,450,000       3.4%
INDIANA
-------
     Indiana Development Finance Authority, 2.70%
       Pure Air Lake Project, Series 90, AMT, 06/07/05
       LOC: Landesbank Hessen-Thueringen                                    18,000,000      18,000,000       1.7%
                                                                                         --------------  ---------
KENTUCKY
--------
     Pendleton County, 2.88%
       Kentucky Association of County Leasing Trust, 09/08/05
       LOC: Commonwealth Bank of Australia                                  45,000,000      45,000,000       4.3%
                                                                                         --------------  ---------
MASSACHUSETTS
-------------
     Massachusetts Development Finance Agency, 2.27%
       Progress 3 Issue, 08/16/05
       LOC: Allied Irish Banks                                               3,000,000       3,000,000       0.3%
     Massachusetts Water Resources Authority, 2.75%
       Series 94, 06/10/05
       LOC: Bayerische Landesbank                                            8,000,000       8,000,000       0.8%
                                                                                         --------------  ---------
                                                                                            11,000,000       1.1%
MICHIGAN
--------
     University of Michigan Board of Regents, 2.75%
       Series F, 06/14/05                                                    4,000,000       4,000,000       0.4%
                                                                                         --------------  ---------
MINNESOTA
---------
     St. Paul Metropolitan Airport Commission, 2.40%
       AMT, 06/03/05
       LOC: Westdeutsche Landesbank                                          7,000,000       7,000,000       0.7%
     St. Paul Metropolitan Airport Commission, 2.44%
       AMT, 06/03/05
       LOC: Westdeutsche Landesbank                                         24,100,000      24,100,000       2.3%
                                                                                         --------------  ---------
                                                                                            31,100,000       3.0%
TEXAS
-----
     Austin Combined Utility Systems, 2.72%
       Travis & Williamson County, Series A, 06/09/05
       LOC: Bayerische Landesbank, J.P. Morgan Chase Bank and
            State Street Bank & Trust Co.                                    8,070,000       8,070,000       0.8%
     Texas Public Finance Authority, GO, 2.72%
       Series 02B, 06/08/05                                                  8,500,000       8,500,000       0.8%
     University of Texas Board of Regents, 2.45%
       Revenue Financing System, Series A, 07/20/05                          9,341,000       9,341,000       0.9%
                                                                                         --------------  ---------
                                                                                            25,911,000       2.5%
WEST VIRGINIA
-------------
     West Virginia Public Energy Authority, 2.55%
       Morgantown Energy Association, Series 89A, AMT, 08/01/05
       LOC: Dexia                                                           10,000,000      10,000,000       1.0%
     West Virginia Public Energy Authority, 2.58%
       Morgantown Energy Association, Series 89A, AMT, 09/01/05
       LOC: Dexia                                                           11,800,000      11,800,000       1.1%
     West Virginia Public Energy Authority, 2.81%
       Morgantown Energy Association, Series 89A, AMT, 08/10/05

                                                        Page 11 of 12

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------

                                                                           PRINCIPAL                     % OF NET
                                                                             AMOUNT         VALUE         ASSETS
                                                                             ------         -----         ------
       LOC: Dexia                                                           20,500,000      20,500,000       2.0%
                                                                                         --------------  ---------
                                                                                            42,300,000       4.1%
WISCONSIN
---------
     Wisconsin, 2.50%
       Transportation Revenue Bond
       Series 97A, 06/07/05                                                  6,000,000       6,000,000       0.6%
                                                                                         --------------  ---------
Total Commercial Paper (cost $218,761,000)                                                 218,761,000      21.1%
                                                                                         --------------  ---------
TOTAL INVESTMENT PORTFOLIO (COST $1,025,106,165) (C)                                     1,025,106,165      99.8%
                                                                                         --------------  ---------
OTHER ASSETS AND LIABILITIES, NET                                                            2,312,329       0.2%
                                                                                         --------------  ---------
NET ASSETS                                                                              $1,027,418,494     100.0%
                                                                                       ================  =========

----------
(a)   Earlier of the maturity date or the put date.
(b) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(c)   The aggregate identified cost for federal income tax purposes is the same.


AMT - Securities subject to Alternative Minimum Tax
BPA - Bond Purchase Agreement
GIC - Credit enhancement provided by guaranteed investment contract with noted
      institution
 GO - General Obligation
LOC - Credit enhancement provided by letter of credit issued by noted institution

                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              INVESTMENT PORTFOLIO
                                  MAY 31, 2005
                                   (unaudited)


                                                                                    PRINCIPAL                             % OF NET
                                                                                     AMOUNT             VALUE              ASSETS
                                                                                ---------------    ---------------      ------------
COMMERCIAL PAPER
----------------
     DOMESTIC
     --------
          BANKS
          -----
               Bank of America Corporation, 2.97%, 06/13/05                     $    50,000,000    $    49,950,500          1.0%
               Bank of America Corporation, 2.97%, 06/20/05                          50,000,000         49,921,625          1.0%
               Bank of America Corporation, 3.03%, 07/01/05                          50,000,000         49,873,750          1.0%
               J.P. Morgan Chase & Company, Inc., 3.01%, 06/10/05                    50,000,000         49,962,375          1.0%
               J.P. Morgan Chase & Company, Inc., 3.03%, 07/05/05                    50,000,000         49,856,917          1.0%
               State Street Corporation, 3.01%, 06/15/05                             50,000,000         49,941,472          1.0%
               State Street Corporation, 3.06%, 07/11/05                             50,000,000         49,830,000          0.9%
                                                                                                   ---------------      -----------
                                                                                                       349,336,639          6.9%
          BEVERAGES
          ---------
               Anheuser-Busch Companies, Inc., 2.92%, 06/13/05                       20,000,000         19,980,533          0.4%
               The Coca-Cola Company, 3.00%, 07/06/05                                20,000,000         19,941,667          0.4%
               The Coca-Cola Company, 3.03%, 07/11/05                                25,750,000         25,663,308          0.5%
               PepsiCo, Inc., 2.98%, 06/20/05                                        18,400,000         18,371,061          0.3%
               PepsiCo, Inc., 2.97%, 06/23/05                                        30,500,000         30,444,643          0.6%
               PepsiCo, Inc., 2.99%, 06/24/05                                        25,000,000         24,952,243          0.5%
               PepsiCo, Inc., 2.98%, 06/27/05                                        13,635,000         13,605,654          0.2%
                                                                                                   ---------------      -----------
                                                                                                       152,959,109          2.9%

          CHEMICALS
          ---------
               E.I. du Pont de Nemours & Company, 2.98%, 06/21/05                    33,600,000         33,544,373          0.7%
               E.I. du Pont de Nemours & Company, 2.98%, 06/23/05                    50,000,000         49,908,944          1.0%
               E.I. du Pont de Nemours & Company, 2.99%, 06/29/05                    16,400,000         16,361,861          0.3%
                                                                                                   ---------------      -----------
                                                                                                        99,815,178          2.0%

          COSMETICS/PERSONAL CARE
          -----------------------
               Colgate-Palmolive, 2.96%, 06/02/05                                    34,600,000         34,597,155          0.7%
               Colgate-Palmolive, 2.97%, 06/14/05                                    39,000,000         38,958,173          0.8%
               Colgate-Palmolive, 2.98%, 06/28/05                                    18,500,000         18,458,652          0.4%
               Gillette Company, 3.01%, 06/01/05                                    100,000,000        100,000,000          1.9%
               Gillette Company, 3.02%, 06/01/05                                     27,000,000         27,000,000          0.5%
               Kimberly-Clark Worldwide, 2.98%, 06/10/05                             54,000,000         53,959,770          1.1%
               Kimberly-Clark Worldwide, 2.98%, 06/16/05                             14,800,000         14,781,623          0.3%
               Kimberly-Clark Worldwide, 2.99%, 06/24/05                             31,200,000         31,140,399          0.6%
               The Procter & Gamble Company, 2.98%, 06/16/05                         24,354,000         24,323,760          0.5%
               The Procter & Gamble Company, 2.98%, 06/17/05                         25,000,000         24,966,889          0.5%
               The Procter & Gamble Company, 2.98%, 06/27/05                         64,000,000         63,862,258          1.2%
               The Procter & Gamble Company, 2.99%, 06/27/05                         19,586,000         19,543,705          0.4%
               The Procter & Gamble Company, 3.00%, 06/28/05                         17,060,000         17,021,615          0.3%
                                                                                                   ---------------      -----------
                                                                                                       468,613,999          9.2%
          DIVERSIFIED MANUFACTURER
          ------------------------
               3M Company, 2.94%, 06/20/05                                           25,000,000         24,961,208          0.5%
               General Electric Capital Corporation, 3.08%, 07/19/05                 40,000,000         49,835,733          0.8%
               General Electric Capital Corporation, 3.11%, 07/19/05                 50,000,000         49,792,667          1.0%
               General Electric Capital Corporation, 3.12%, 07/25/05                 60,000,000         59,719,200          1.1%
                                                                                                   ---------------      -----------
                                                                                                       174,308,808          3.4%
          ELECTRICAL COMPONENETS & EQUIPMENT
          ----------------------------------
               Emerson Electric Company, 2.98%, 06/13/05                             30,000,000         29,970,200          0.6%
                                                                                                   ---------------      -----------
          FINANCIAL SERVICES
          ------------------
               Citigroup Global Markets, 2.92%, 06/06/05                             25,000,000         24,989,861          0.5%
               Citigroup Global Markets, 3.05%, 07/08/05                             25,000,000         24,921,632          0.5%
               Citigroup Global Markets, 3.06%, 07/12/05                             50,000,000         49,825,750          1.0%
               Citigroup Global Markets, 3.11%, 07/25/05                             50,000,000         49,766,750          1.0%
                                                                                                   ---------------      -----------
                                                                                                       149,503,993          3.0%
          MULTIMEDIA
          ----------
               McGraw-Hill Inc., 2.96%, 06/01/05                                     42,770,000         42,770,000          0.8%
               McGraw-Hill Inc., 2.97%, 06/01/05                                     25,000,000         25,000,000          0.5%
               McGraw-Hill Inc., 2.97%, 06/02/05                                     32,230,000         32,227,341          0.6%
                                                                                                   ---------------      -----------
                                                                                                        99,997,341          1.9%
          OFFICE/BUSINESS EQUIPMENT
          -------------------------
               Pitney Bowes, Inc., 2.97%, 06/06/05                                   40,000,000         39,983,500          0.8%
               Pitney Bowes, Inc., 2.98%, 06/20/05                                   35,905,000         35,848,529          0.7%
               Pitney Bowes, Inc., 3.00%, 06/20/05                                   17,529,000         17,501,246          0.3%
                                                                                                   ---------------      -----------
                                                                                                        93,333,275          1.8%
          OIL & GAS
          ---------
               ChevronTexaco Funding, 2.99%, 06/03/05                                50,000,000         49,991,694          1.0%
               ChevronTexaco Funding, 2.97%, 06/07/05                                50,000,000         49,975,250          1.0%
               ChevronTexaco Funding, 2.97%, 06/08/05                                50,000,000         49,971,125          1.0%
               Shell Finance, 2.97%, 06/01/05                                        15,000,000         15,000,000          0.3%
               Shell Finance, 2.90%, 06/06/05                                        20,000,000         19,991,944          0.4%
               Shell Finance, 3.00%, 06/28/05                                        40,000,000         39,910,000          0.8%
               Shell Finance, 3.06%, 07/18/05                                        25,000,000         24,900,125          0.5%
               Shell Finance, 3.06%, 07/20/05                                        18,000,000         17,925,030          0.3%
                                                                                                   ---------------      -----------
                                                                                                       267,665,168          5.3%

                                                                                    PRINCIPAL                             % OF NET
                                                                                     AMOUNT             VALUE              ASSETS
                                                                                ---------------    ---------------      ------------
          PHARMACEUTICALS
          ---------------
               Abbott Laboratories, 2.98%, 06/21/05                                  91,520,000         91,368,484          1.8%
               Pfizer, Inc., 2.92%, 06/06/05                                         15,300,000         15,293,795          0.3%
               Pfizer, Inc., 2.98%, 06/10/05                                         26,840,000         26,820,004          0.5%
               Pfizer, Inc., 2.98%, 06/13/05                                         35,411,000         35,375,825          0.7%
               Pfizer, Inc., 3.00%, 06/24/05                                         42,449,000         42,367,639          0.9%
               Pfizer, Inc., 3.00%, 06/30/05                                         30,000,000         29,927,500          0.6%
                                                                                                   ---------------      -----------
                                                                                                       251,153,247          4.8%
          RETAIL
          ------
               Wal-Mart Stores Inc., 2.80%, 06/08/05                                 48,790,000         48,763,437          1.0%
               Wal-Mart Stores Inc., 2.92%, 06/09/05                                 26,575,000         26,557,756          0.5%
               Wal-Mart Stores Inc., 2.99%, 06/21/05                                 20,645,000         20,610,706          0.4%
               Wal-Mart Stores Inc., 2.99%, 06/23/05                                 53,990,000         53,891,348          1.1%
                                                                                                   ---------------      -----------
                                                                                                       149,823,247          3.0%

Total Domestic Commercial Paper (cost $2,276,480,204)                                                2,276,480,204         44.8%

     FOREIGN (a)
     -----------
          BANKS
          -----
               ABN-AMRO North America Finance Inc., 3.03%, 07/11/05                  50,000,000         49,831,667          1.0%
               ABN-AMRO North America Finance Inc., 3.06%, 07/14/05                  50,000,000         49,817,549          1.0%
               Barclays U.S. Funding Corporation, 3.01%, 07/01/05                    25,000,000         24,937,292          0.5%
               Barclays U.S. Funding Corporation, 3.09%, 07/15/05                    50,000,000         49,811,167          1.0%
               Barclays U.S. Funding Corporation, 3.09%, 07/22/05                    25,000,000         24,890,740          0.5%
               Danske Corporation, 2.94%, 06/07/05                                   50,000,000         49,975,542          1.0%
               Danske Corporation, 3.00%, 06/20/05                                   14,030,000         14,007,786          0.3%
               Danske Corporation, 3.05%, 07/05/05                                   19,770,000         19,713,051          0.4%
               Danske Corporation, 3.07%, 07/15/05                                   16,200,000         16,139,214          0.3%
               Deutsche Bank Financial Inc., 3.04%, 07/08/05                         60,000,000         59,812,842          1.2%
               Deutsche Bank Financial Inc., 3.12%, 07/21/05                         40,000,000         39,826,944          0.8%
               KFW International Finance, 2.97%, 06/03/05                            23,900,000         23,896,056          0.4%
               KFW International Finance, 3.00%, 06/28/05                            66,100,000         65,951,275          1.3%
               KFW International Finance, 3.01%, 07/01/05                            10,000,000          9,974,917          0.2%
               Rabobank US Financial Corporation, 3.04%, 06/01/05                   100,000,000        100,000,000          1.9%
               Royal Bank of Scotland, 3.01%, 06/14/05                               50,000,000         49,945,743          1.0%
               Royal Bank of Scotland, 3.01%, 06/29/05                               50,000,000         49,882,944          1.0%
               UBS Finance Delaware, LLC, 2.98%, 06/09/05                            40,000,000         39,973,511          0.8%
               UBS Finance Delaware, LLC, 3.00%, 06/09/05                            50,000,000         49,966,722          1.0%
               UBS Finance Delaware, LLC, 3.04%, 07/05/05                            10,000,000          9,971,289          0.2%
                                                                                                   ---------------      -----------
                                                                                                       798,326,251          15.8%
          FINANCIAL SERVICES
          ------------------
               HBOS Treasury Services PLC, 3.00%, 06/22/05                           50,000,000         49,912,500          1.0%
               HBOS Treasury Services PLC, 3.00%, 06/24/05                           50,000,000         49,904,167          1.0%
               Siemens Capital Corporation, 2.91%, 06/02/05                          23,800,000         23,798,076          0.4%
               Siemens Capital Corporation, 2.91%, 06/03/05                          26,200,000         26,195,764          0.5%
               Toyota Motor Credit Corporation, 2.95%, 06/07/05                      50,000,000         49,975,417          1.0%
               Toyota Motor Credit Corporation, 3.02%, 06/24/05                      60,000,000         59,884,233          1.2%
               Toyota Motor Credit Corporation, 3.07%, 07/14/05                      40,000,000         39,853,322          0.8%
                                                                                                   ---------------      -----------
                                                                                                       299,523,479          5.9%
          FOOD
          ----
               Nestle Australia, Ltd., 2.98%, 06/08/05                               31,200,000         31,181,921          0.6%
               Nestle Capital Corporation, 2.98%, 06/02/05                           32,600,000         32,597,301          0.6%
               Nestle Capital Corporation, 2.92%, 06/13/05                           56,200,000         56,145,300          1.1%
               Nestle Capital Corporation, 3.00%, 07/01/05                           30,000,000         29,925,000          0.6%
               Unilever Capital Corporation, 2.96%, 06/01/05                         15,000,000         15,000,000          0.3%
               Unilever Capital Corporation, 2.97%, 06/06/05                         20,000,000         19,991,750          0.4%
               Unilever Capital Corporation, 2.97%, 06/14/05                         20,000,000         19,978,550          0.4%
               Unilever Capital Corporation, 2.97%, 06/20/05                         21,400,000         21,366,456          0.4%
               Unilever Capital Corporation, 2.97%, 06/21/05                         23,600,000         23,561,060          0.5%
                                                                                                   ---------------      -----------
                                                                                                       249,747,338          4.9%
          PHARMACEUTICALS
          ---------------
               GlaxoSmithKline Finance PLC, 2.99%, 06/15/05                          50,000,000         49,941,861          1.0%
               GlaxoSmithKline Finance PLC, 3.00%, 06/15/05                          50,000,000         49,941,667          1.0%
               GlaxoSmithKline Finance PLC, 2.98%, 06/27/05                          50,000,000         49,892,389          1.0%
                                                                                                   ---------------      -----------
                                                                                                       149,775,917          3.0%
          REGIONAL AGENCIES
          -----------------
               The Canadian Wheat Board, 2.86%, 06/01/05                             10,000,000         10,000,000          0.2%
               The Canadian Wheat Board, 2.97%, 06/27/05                             12,400,000         12,373,402          0.2%
               The Canadian Wheat Board, 3.01%, 07/07/05                             15,000,000         14,954,850          0.3%
               The Canadian Wheat Board, 3.01%, 07/12/05                             10,000,000          9,965,719          0.2%
               The Canadian Wheat Board, 3.02%, 07/12/05                             50,000,000         49,828,028          1.0%
               The Canadian Wheat Board, 3.03%, 07/18/05                             10,000,000          9,960,442          0.2%
               The Canadian Wheat Board, 2.99%, 07/25/05                             25,000,000         24,887,875          0.5%
               Province of British Columbia, 3.01%, 07/07/05                         28,300,000         28,214,817          0.6%
                                                                                                   ---------------      -----------
                                                                                                       160,185,133          3.2%

                                                                                    PRINCIPAL                             % OF NET
                                                                                     AMOUNT             VALUE              ASSETS
                                                                                ---------------    ---------------      ------------
Total Foreign Commercial Paper (cost $1,657,558,118)                                                 1,657,558,118         32.8%
                                                                                                   ---------------      -----------
Total Commercial Paper (cost $3,934,038,322)                                                         3,934,038,322         77.6%

U.S. GOVERNMENT-SPONSORED ENTERPRISES
-------------------------------------
               Fannie Mae, FRN, 2.99%, 12/29/05                                      25,000,000         24,992,674          0.5%
               Federal Farm Credit Banks, 2.90%, 06/30/05                            40,000,000         39,906,556          0.8%
               Federal Farm Credit Banks, 2.90%, 07/01/05                            25,000,000         24,939,583          0.5%
               Federal Home Loan Bank, 2.92%, 06/01/05                               26,000,000         26,000,000          0.5%
               Federal Home Loan Bank, 2.83%, 06/08/05                               28,627,000         28,611,247          0.5%
               Federal Home Loan Bank, 2.87%, 06/22/05                               50,000,000         49,916,292          1.0%
               Federal Home Loan Bank, 3.00%, 07/13/05                              100,000,000         99,650,000          1.9%
               Federal Home Loan Bank, 3.03%, 07/20/05                               50,000,000         49,793,792          1.0%
               Federal Home Loan Bank, 3.04%, 07/20/05                               50,000,000         49,793,711          1.0%
               Federal Home Loan Bank, 3.06%, 07/20/05                               10,300,000         10,257,101          0.2%
               Federal Home Loan Bank, 3.05%, 07/22/05                               22,230,000         22,133,948          0.4%
               Federal Home Loan Bank, 3.06%, 07/22/05                               47,500,000         47,294,088          0.9%
               Federal Home Loan Bank, FRN, 3.00%, 07/26/05                          40,000,000         39,998,877          0.8%
               Federal Home Loan Bank, 3.06%, 07/29/05                               25,250,000         25,125,518          0.5%
               Freddie Mac, 2.83%, 06/01/05                                          45,000,000         45,000,000          0.9%
               Freddie Mac, 2.86%, 06/13/05                                          50,000,000         49,952,333          1.0%
               Freddie Mac, 2.96%, 07/01/05                                          50,000,000         49,876,667          1.0%
               Freddie Mac, 2.97%, 07/01/05                                          50,000,000         49,876,458          1.0%
               Freddie Mac, 2.95%, 07/05/05                                          50,000,000         49,860,694          1.0%
               Freddie Mac, 2.99%, 07/11/05                                          50,000,000         49,833,889          1.0%
               Freddie Mac, 3.01%, 07/11/05                                          50,000,000         49,832,778          1.0%
               Freddie Mac, 2.99%, 07/13/05                                          50,000,000         49,825,583          1.0%
               Freddie Mac, 3.09%, 08/01/05                                          40,000,000         39,790,906          0.8%
               Freddie Mac, 3.09%, 08/02/05                                          20,000,000         19,893,567          0.4%
                                                                                                   ---------------      -----------
Total U.S. Government-Sponsored Enterprises (cost $992,155,662)                                        992,155,662         19.6%

CERTIFICATES OF DEPOSIT
-----------------------
          BANKS
          -----
               Wells Fargo & Company, 2.99%, 06/06/05                                50,000,000         50,000,000          1.0%
               Wells Fargo & Company, 3.01%, 06/17/05                                50,000,000         50,000,000          1.0%
               Wells Fargo & Company, 3.02%, 06/23/05                                50,000,000         49,999,992          1.0%
                                                                                                   ---------------      -----------
Total Certificates of Deposit (cost $149,999,992)                                                      149,999,992          3.0%
Total Investment Portfolio excluding
repurchase agreement (cost  $5,076,193,976)                                                          5,076,193,976        100.2%
                                                                                                   ---------------      -----------


REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated May 31,
2005 @ 2.83% to be repurchased at
$4,223,332 on June 1, 2005, collateralized
by $4,295,000 United States Treasury
Notes, 3.75% due May 15, 2008,
(market value $4,313,411 including
interest) (cost $4,223,000)...............                                                               4,223,000          0.1%
                                                                                                   ---------------      -----------
TOTAL INVESTMENT PORTFOLIO (COST $5,080,416,976)(b)                                                  5,080,416,976        100.3%
OTHER ASSETS AND LIABILITIES, NET,                                                                     (14,569,704)        -0.3%
                                                                                                   ---------------      -----------
NET ASSETS                                                                                         $ 5,065,847,272        100.0%
                                                                                                   ===============      ===========

---------------

(a)  U.S. dollar denominated.
(b)  The aggregate identified cost for federal income tax purposes is the same.

FRN - Floating Rate Notes reset their interest rate on a monthly basis.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Cash Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              HERITAGE CASH TRUST
Date:    July 28, 2005

                                              /s/ K.C. Clark
                                              --------------
                                              K.C. Clark
                                              Executive Vice President and
                                              Principal Executive Officer


     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    July 28, 2005

                                              /s/ K.C. Clark
                                              --------------
                                              K.C. Clark
                                              Executive Vice President and
                                              Principal Executive Officer


Date:    July 27, 2005

                                              /s/ Andrea N. Mullins
                                              ---------------------
                                              Andrea N. Mullins
                                              Principal Financial Officer

HERITAGE CASH TRUST
FORM N-Q

                                  CERTIFICATION


I, K.C. Clark, certify that:

1.   I have reviewed this report on Form N-Q of Heritage Cash Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) [omitted]

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Dated:  July 29, 2005                         /s/ K.C. Clark
                                              --------------
                                              K.C. Clark
                                              Executive Vice President and
                                              Principal Executive Officer

HERITAGE CASH TRUST
FORM N-Q

                                  CERTIFICATION


I, Andrea N. Mullins, certify that:

1.   I have reviewed this report on Form N-Q of Heritage Cash Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) [omitted]

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:    July 27, 2005

                                              /s/ Andrea N. Mullins
                                              ---------------------
                                              Andrea N. Mullins
                                              Principal Financial Officer